Business Acquisitions (Tables)	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Acquisition Date Fair Value of Consideration Transferred

The acquisition date fair value of the consideration transferred consisted of the following:

Fair value of consideration transferred
Cash, net of cash acquired	$625,128
Accounts receivable	400,260
Contingent consideration	650,000

Total	$1,675,388

Schedule of Purchase Price Allocations for Fiscal Year 2013 Acquisitions

The purchase price allocations for the fiscal year 2013 acquisitions are as follows:

Current assets	$181,623
Furniture and equipment	12,000
Intangibles	822,967
Goodwill	1,001,327

Total assets acquired	2,017,917
Current liabilities	109,901
Due to former shareholders of subsidiaries	50,000
Long-term deferred tax liability	182,628

Total liabilities acquired	342,529

Net assets acquired	$1,675,388